Debt Issuance Costs (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Capitalized debt issuance costs	$ 18,850	$ 20,882	$ 17,622
Deferred Finance Costs, Net [Abstract]
Debt issuance costs		39,149
Accumulated amortization		(18,267)	(21,800)
Net costs		20,882
2016 Notes [Member]
Deferred Finance Costs, Net [Abstract]
Debt issuance costs		30,057
Amortization period		10 years
Accumulated amortization		(18,030)
Net costs		12,027
2020 Notes [Member]
Deferred Finance Costs, Net [Abstract]
Debt issuance costs		9,092
Amortization period		8 years
Accumulated amortization		(237)
Net costs		$ 8,855